Acquisitions of Subsidiaries (Details) - Schedule of Goodwill Arising on Acquisition - Goodwill [Member] $ in Thousands	12 Months Ended
Apr. 30, 2023 USD ($)
Goodwill [Line Items]
Consideration transferred	$ 11,725
Plus: non-controlling interests (49% in PolicyPal)	4,002
Less: net assets acquired	(8,161)
Goodwill arising on acquisition	$ 7,566